UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:    BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Michigan — 137.5%
Corporate — 3.9%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	$14,500	$17,886,620

County/City/Special District/School District — 26.6%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	1,600	1,741,872
4.50%, 5/01/29	1,505	1,639,999
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF):
5.00%, 5/01/35	1,100	1,266,606
5.00%, 5/01/36	1,500	1,721,130
5.00%, 5/01/37	1,170	1,339,650
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/35	2,965	3,366,876
Byron Center Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 5/01/43	1,580	1,797,471
5.00%, 5/01/47	3,635	4,122,635
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 05/01/38	5,185	5,850,391
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF)(a):
5.50%, 5/01/21	2,185	2,496,952
5.50%, 5/01/21	1,200	1,371,324
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 05/01/19	1,000	1,018,380
County of Saginaw Michigan, GO, 4.00%, 11/01/42(b)	2,000	2,085,040
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 05/01/39	5,300	5,590,016
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 5/01/32	1,500	1,718,430
5.00%, 5/01/33	1,600	1,824,352
5.00%, 5/01/34	1,200	1,362,540
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,294,333

	Par (000)	Value
County/City/Special District/School District (continued)
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 5/01/34	$600	$698,532
5.00%, 5/01/35	700	811,188
5.00%, 5/01/36	550	634,915
5.00%, 5/01/37	550	633,446
5.00%, 5/01/39	740	847,692
5.00%, 5/01/42	1,000	1,139,380
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 5/01/33	1,500	1,731,645
5.00%, 5/01/34	1,500	1,725,060
5.00%, 5/01/35	1,000	1,147,850
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,479,749
Fraser Public School District, Refunding, GO, School Building & Site (Q-SBLF):
5.00%, 5/01/38	750	861,135
5.00%, 5/01/43	2,000	2,275,280
5.00%, 5/01/47	3,225	3,657,634
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/21(a)	2,575	2,881,657
5.50%, 5/01/32	1,000	1,119,090
5.50%, 5/01/36	2,000	2,237,460
Grand Rapids Public Schools, GO, Refunding Unlimited Tax (AGM), 5.00%, 05/01/29	1,000	1,203,620
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 05/01/40	3,250	3,623,458
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,750	7,514,032
Kentwood Public Schools, GO, School Building & Site:
5.00%, 5/01/41	1,120	1,268,064
5.00%, 5/01/44	1,815	2,047,737
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 05/01/43	5,000	5,583,850
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 05/01/39	3,375	3,796,234

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

	Par (000)	Value
County/City/Special District/School District (continued)
Portage Public Schools, GO, Refunding School Building & Site:
5.00%, 11/01/34	$1,000	$1,155,520
5.00%, 11/01/36	1,000	1,147,420
5.00%, 11/01/37	1,250	1,431,250
5.00%, 11/01/35	1,340	1,542,956
Romeo Community School District, GO, Refunding School Building & Site, Series 1 (Q-SBLF), 5.00%, 05/01/41	2,250	2,554,605
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/28	2,000	2,325,220
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 5/01/37	2,850	3,219,132
5.00%, 5/01/40	2,630	2,958,198
5.00%, 5/01/43	1,530	1,713,753
Waterford School District, GO, (Q-SBLF), 3.00%, 05/01/37	2,000	1,917,020
West Bloomfield School District, GO, School Building & Site (AGM):
5.00%, 5/01/34	1,285	1,493,710
5.00%, 5/01/35	1,800	2,085,912
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 5/01/33	1,000	1,154,430
5.00%, 5/01/34	1,000	1,150,040
5.00%, 5/01/35	1,000	1,147,850

		121,523,721
Education — 26.0%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	829,722
Eastern Michigan University, Refunding RB, Series A (BAM):
5.00%, 3/01/36	500	574,695
3.25%, 3/01/37	1,075	1,055,252
Ferris State University, Refunding RB:
5.00%, 10/01/41	2,250	2,569,365
General (AGM), 4.50%, 10/01/24	1,595	1,643,424
General (AGM), 4.50%, 10/01/25	1,405	1,447,782

	Par (000)	Value
Education (continued)
Grand Valley State University, RB, (NPFGC), 5.50%, 02/01/18	$390	$391,314
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,715,906
College for Creative Studies, 5.00%, 12/01/36	1,550	1,689,283
College for Creative Studies, 5.00%, 12/01/40	2,900	3,079,017
College for Creative Studies, 5.00%, 12/01/45	4,400	4,646,092
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/28	8,750	9,124,325
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,130,218
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,951,859
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,252,281
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	8,470	9,068,236
5.00%, 2/15/44	1,000	1,070,630
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	2,047,806
Oakland University, RB:
5.00%, 3/01/41	3,635	4,121,363
General, 5.00%, 3/01/32	400	445,308
General, Series A, 5.00%, 3/01/38	5,490	6,121,460
General, Series A, 5.00%, 3/01/43	16,845	18,685,316
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,936,010
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,581,900
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,390,840

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Education (continued)
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	$3,500	$3,936,030
5.25%, 11/15/43	8,475	9,711,842
(AGM), 5.25%, 11/15/33	1,000	1,156,820
(AGM), 5.00%, 11/15/39	1,750	1,981,123

		118,355,219
Health — 34.3%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	4,230	4,620,514
5.00%, 7/01/47	2,200	2,400,376
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM):
5.25%, 5/15/20(a)	4,140	4,545,554
5.25%, 5/15/36	3,360	3,589,488
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,250,975
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	1,025	1,044,014
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,774,725
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	4,164,937
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/37	3,000	3,368,730
Henry Ford Health System, 3.25%, 11/15/42	1,145	1,047,286
Henry Ford Health System, 4.00%, 11/15/46	8,500	8,674,760
Hospital, McLaren Health Care, 5.00%, 5/15/32	1,000	1,133,480
Hospital, McLaren Health Care, 5.00%, 5/15/33	2,000	2,306,340
Hospital, McLaren Health Care, 5.00%, 5/15/34	5,000	5,747,500
Hospital, McLaren Health Care, 5.00%, 5/15/34	1,500	1,687,290
Hospital, McLaren Health Care, 5.00%, 5/15/35	4,945	5,669,739
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,489,105

	Par (000)	Value
Health (continued)
Michigan Finance Authority, Refunding RB (continued):
MidMichigan Health, 5.00%, 6/01/39	$1,500	$1,683,960
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	22,812
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,557,900
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,174,375
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,412,140
Michigan State Hospital Finance Authority, Refunding RB:
Ascension Senior Credit Group, 5.00%, 11/15/47	2,750	3,119,490
Henry Ford Health System, 5.75%, 11/15/19(a)	3,165	3,455,800
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,408,760
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17(a)	3,330	3,334,895
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,365	1,367,007
McLaren Health Care, Series A, 5.75%, 5/15/18(a)	6,000	6,150,660
McLaren Health Care, Series A, 5.00%, 6/01/35	2,250	2,451,825
Trinity Health, 6.50%, 12/01/18(a)	425	449,437
Trinity Health, 6.50%, 12/01/33	80	84,329
Trinity Health Credit Group, 6.50%, 12/01/18(a)	1,895	2,003,962
Trinity Health Credit Group, Series A, 6.13%, 12/01/18(a)	940	990,798
Trinity Health Credit Group, Series A, 6.25%, 12/01/18(a)	1,500	1,583,070
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,488,945
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 9/01/39	27,365	30,204,940

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Health (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB (continued):
William Beaumont Hospital, Series V, 8.25%, 9/01/18(a)	$2,000	$2,118,200
William Beaumont Hospital, Series W, 6.00%, 8/01/19(a)	1,500	1,624,095

		156,202,213
Housing — 5.3%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,053,400
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,638,639
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,201,050
M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,418,172
S/F Housing, Series A, 4.75%, 12/01/25	2,260	2,392,911
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,290	3,292,566
Michigan State HDA, Refunding RB, M/F Housing, Series A, 6.05%, 10/01/41	4,875	5,264,513

		24,261,251
State — 16.1%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	6,001,992
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 04/01/31	1,000	1,079,450
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,383,850
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,986,370
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(c)(d)	3,000	2,788,800

	Par (000)	Value
State (continued)
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	$8,595	$9,270,911
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I, 6.25%, 10/15/18(a)	6,040	6,332,215
Facilities Program, Series I, 6.25%, 10/15/38	210	219,994
Facilities Program, Series I (AGC), 5.25%, 10/15/24	6,000	6,457,920
Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,500	3,765,685
Facilities Program, Series I (AGC), 5.25%, 10/15/26	1,000	1,075,710
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,275,360
Facilities Program, Series II (AGM), 5.00%, 10/15/26	7,500	8,030,325
Series I, 5.00%, 4/15/41	4,750	5,406,973
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,375,840
5.00%, 11/15/36	5,345	5,994,631

		73,446,026
Transportation — 10.0%
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,650,908
Series B, AMT, 5.00%, 12/01/42	1,000	1,138,310
Series B, AMT, 5.00%, 12/01/47	1,250	1,416,025
Series D, 5.00%, 12/01/35	3,850	4,449,599
Series D, 5.00%, 12/01/45	5,000	5,685,800
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,193,440
(AGC), 5.75%, 12/01/26	4,060	4,256,342
(AGC), 5.38%, 12/01/32	13,000	13,475,020

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Transportation (continued)
Wayne County Airport Authority, Refunding RB, AMT (continued):
Series F, 5.00%, 12/01/34	$8,000	$9,152,720

		45,418,164
Utilities — 15.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,655	2,943,572
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 7/01/41	4,325	4,705,557
(NPFGC), 5.00%, 7/01/34	10	10,029
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 01/01/22	1,280	1,402,534
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 07/01/39	10,000	11,178,500
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	3,180	3,568,024
5.00%, 7/01/31	6,830	7,642,702
5.00%, 7/01/37	3,335	3,694,146
5.50%, 7/01/41	5,000	5,656,800
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	553,510
5.63%, 10/01/40	1,500	1,684,425
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 07/01/46	10,000	11,143,900
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 7/01/34	2,000	2,251,560
Government Loan Program, 5.00%, 7/01/35	750	842,160
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/31	1,000	1,136,760
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/32	5,250	5,944,102
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/33	3,000	3,383,010

	Par (000)	Value
Utilities (continued)
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20(a)	$2,000	$2,210,900

		69,952,191

Total Municipal Bonds — 137.5%		627,045,405

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Michigan — 22.1%
County/City/Special District/School District — 1.7%
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 05/01/18(a)	7,500	7,646,525

Education — 11.8%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 07/01/18(a)	10,000	10,256,800
State of Michigan University, Refunding RB, Series A, 5.00%, 08/15/38	10,000	11,477,750
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	11,294,200
Wayne State University, Refunding RB, General (AGM):
5.00%, 11/15/18(a)	8,880	9,198,611
5.00%, 11/15/35	11,120	11,518,981

		53,746,342
Health — 7.3%
Michigan Finance Authority, RB, Beumont Health Credit Group, 5.00%, 11/01/44	10,002	11,144,010
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	209,251

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Health (continued)
Michigan Finance Authority, Refunding RB: Trinity Health Group, Series 2016, 5.00%, 12/01/45	$19,735	$22,269,179

		33,622,440
State — 1.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,858,975

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.1%		100,874,282

Total Long-Term Investments (Cost — $686,961,490) — 159.6%		727,919,687

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(f)(g)	5,655,889	$5,657,586

Total Short-Term Securities (Cost — $5,657,242) — 1.2%		5,657,586

Total Investments (Cost — $692,618,732) — 160.9%		733,577,273
Other Assets Less Liabilities — 1.4%		6,569,017
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.3)%		(51,682,147)
Loan for TOB Trust Certificates — (0.2)%		(939,764)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.8)%		(231,468,547)

Net Assets Applicable to Common Shares — 100.0%		$456,055,832

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,666,675	989,214	5,655,889	$5,657,586	$6,669	$475	$(632)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(95)	December 2017	$11,133	$102,194
10-Year U.S. Treasury Note	(109)	December 2017	13,618	195,211
Long U.S. Treasury Bond	(88)	December 2017	13,417	241,917
Ultra Long U.S. Treasury Bond	(26)	December 2017	4,284	83,804

Total				$623,126

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
EDC	Economic Development Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$727,919,687	—	$727,919,687
Short-Term Securities	5,657,586	—	—	5,657,586

Total	$5,657,586	$727,919,687	—	$733,577,273

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$623,126	—	—	$623,126

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statements purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(51,562,292)	$—	$(51,562,292)
Loan for TOB Trust Certificates	—	(939,764)	—	(939,764)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

Total	—	$(284,402,056)	—	$(284,402,056)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2017